Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the year	[1]	$ (1,241)	$ (985)
Adjustments required to reconcile net loss for the year to net cash used in operating activities:
Depreciation		68	29
Share based compensation		224	28
Interest on loans from related parties		8	8
Reduction in the carrying amount of right-of-use assets		51	51
Change in operating lease liability		(35)	(48)
Loss from sale of property and equipment		10
Increase in trade receivable			(37)
Decrease (increase) in other current assets		(86)	10
Increase (decrease) in accounts payable		35	(6)
Increase in other liabilities		155	32
Net cash used in operating activities		(811)	(918)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment		(205)	(77)
Net cash used in investing activities		(205)	(77)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from PIPE Agreement		475
Net cash provided by financing activities		475
Effect of exchange rate changes on cash and cash equivalents		4	1
DECREASE IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH		(537)	(994)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR		1,287	2,281
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR		750	1,287
Non cash transactions:
Initial recognition of operating lease			119
Purchase of fixed assets in trade in transaction		$ 11

[1]	Adjusted to reflect one (1) for twenty five (25) reverse stock split on March 10, 2026 (see note 1B).